Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2024
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

United Maritime Corporation (the “Company” or “United”) was incorporated by Seanergy Maritime Holdings Corp. (“Seanergy” or “Parent”) on January 20, 2022 under the laws of the Republic of the Marshall Islands, having an initial share capital of 500 registered shares, of no par value, issued to the Parent. The Company completed the spin-off from Seanergy which became effective July 5, 2022 . United’s common shares are listed on the Nasdaq Capital Market and began trading on July 6, 2022 under the symbol “USEA”. The Company is engaged in the ocean transportation of cargoes worldwide through the ownership and operation of vessels.

The accompanying unaudited interim condensed consolidated financial statements include the accounts of United Maritime Corporation and its subsidiaries (collectively, the “Company” or “United”).

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP, for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These unaudited interim condensed consolidated financial statements have been prepared on the same basis and should be read in conjunction with the financial statements for the year ended December 31, 2023 included in the Company’s Annual Report on Form 20-F filed with the Securities and Exchange Commission on April 2, 2024 and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2024 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2024.

As of June 30, 2024, the Company had a working capital deficit of $34,571 and incurred net losses of $668.The working capital deficit is mainly due to the outstanding amount of the Oasea sale and leaseback of $10,788, which was repaid on July 19, 2024 with the proceeds from the sale of the Oasea (Note 15), and the purchase options in Synthesea and Chrisea lease agreements of $17,100 and $12,360, respectively. The Company has entered into a sale and leaseback agreement through which it financed the purchase of the Synthesea (Note 15) and has entered into a loan facility for the purchase of the Chrisea (Note 15). The Company’s cash flow projections indicate that projected cash on hand and cash provided by operating activities, financing activities and investing activities or a combination of any of those, will be sufficient to cover the liquidity needs that become due in the twelve-month period ending one year after the financial statements’ issuance.

Consequently, the unaudited interim condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business.

a.	Subsidiaries in Consolidation:

United’s subsidiaries included in these unaudited interim condensed consolidated financial statements as of June 30, 2024:

Company	Country of Incorporation	Vessel name	Date of Delivery	Date of Sale/Disposal
United Management Corp. (1)(2)	Marshall Islands	N/A	N/A	N/A
Sea Glorius Shipping Co. (1)(3)	Marshall Islands	Gloriuship	July 6, 2022	N/A
Epanastasea Maritime Co. (1)	Marshall Islands	Epanastasea	September 2, 2022	August 10, 2023
Parosea Shipping Co. (1)	Marshall Islands	Parosea	August 10, 2022	November 8, 2022
Bluesea Shipping Co. (1)	Marshall Islands	Bluesea	August 12, 2022	December 1, 2022
Minoansea Maritime Co. (1)	Marshall Islands	Minoansea	August 30, 2022	December 22, 2022
Good Maritime Co. (1)(3)	Liberia	Goodship	February 10, 2023	N/A
Traders Maritime Co. (1)(3)	Marshall Islands	Tradership	February 28, 2023	N/A
Chrisea Maritime Co. (1)(3)	Marshall Islands	Chrisea	February 21, 2023	N/A
Oasea Maritime Co. (1)(3)	Marshall Islands	Oasea	March 27, 2023	March 31, 2023
Cretansea Maritime Co. (1)(3)	Marshall Islands	Cretansea	April 26, 2023	April 26, 2023
Synthesea Maritime Co. (1)(3)	Liberia	Synthesea	August 1, 2023	N/A
Exelixsea Maritime Co. (1)(3)	Marshall Islands	Exelixsea	August 29, 2023	March 27, 2024
Nisea Maritime Co. (1)	Liberia	N/A	N/A	N/A

(1)	Subsidiaries wholly owned
(2)	Management company
(3)	Bareboat charterers